Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Activities	A summary of the share-based compensation activities for the years ended December 31, 2022 and 2023 is presented below:
	Number of shares	Weighted average exercise price	Weighted average grant- date/modification date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at January 1, 2022	1,127,395	4.8880	11.4672	7.84	12,927,781
Granted to employees, directors, consultants and senior management	378,852	0.1200	13.2160
Forfeited	(3,713)	20.6352	9.9040
Exercised	(361,614)	0.0016	14.2192

Outstanding at December 31, 2022	1,140,920	4.8016	11.1808	7.04	12,756,547

Granted to employees, directors, consultants and senior management	759,605	4.2971	5.2321
Forfeited	(74,796)	5.1412	15.5963

Outstanding at December 31, 2023	1,825,729	4.5778	8.5249	7.61	15,564,202
Vested and expected to vest as of December 31, 2023	1,825,729	4.5778	8.5249	7.61	15,564,202
Exercisable as of December 31, 2023	1,327,331	3.8657	8.2430	5.04	10,941,225

Schedule of Fair Values of the Options Granted are Estimated	The fair values of the options granted are estimated on the dates of grant or modification using the binomial option pricing model with the following assumptions used:
For the Years Ended December 31,
	2022	2023
Risk-free rate of return	1.65%-3.90%	3.56%-5.00%
Volatility	36.92%-39.48%	35.62-36.17%
Expected dividend yield	-	-
Exercise multiple	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	US$0.81 - US$0.94	US$6.32 - US$13.04
Expected terms	10 years	10 years